Fee and commission expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fee And Commission Expenses
Commissions assigned to third parties (1)	R$ 4,147,976	R$ 3,918,115	R$ 3,019,496
Other fees and commissions	2,666,837	2,443,728	2,095,292
Total	R$ 6,814,813	R$ 6,361,843	R$ 5,114,788